Annual Operating Expenses {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 1-62 - Franklin U.S. Government Securities VIP Fund - Class 1	May 01, 2021
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual Fund operating expenses	0.53%